DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Event Driven Fund *DEVDX

(the “Fund”)

SUPPLEMENT DATED JUNE 1, 2017

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR THE FUND DATED APRIL 30, 2017

Effective May 25, 2017, Matthew Schoenfeld no longer serves as an assistant portfolio manager of the Fund and effective June 1, 2017, Thomas McCauley serves as an assistant portfolio manager of the Fund. Accordingly, the following information replaces the existing disclosure under the “Portfolio Management” heading on page 6 of the Fund’s Summary Prospectus and on page 21 of the Prospectus:

Portfolio Managers

K.C. Nelson Portfolio Manager of DCM Portfolio Manager of the Fund since 8/13	Michael Caldwell Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 8/13

Yoav Sharon Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 2/15	Thomas McCauley Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 6/17

The following information replaces the sixth and seventh full paragraphs under the “Driehaus Event Driven Fund” section on page 36 of the Prospectus:

Assistant Portfolio Manager. Thomas McCauley has been an assistant portfolio manager of the Driehaus Event Driven Fund since June 1, 2017 and has certain responsibilities for investment decision-making, subject to the approval of Mr. Nelson.

Mr. McCauley received his B.S. in Finance and Accounting from Tulane University in 2004 and an M.B.A. from the University of Chicago in 2011. He is a CFA® charterholder. From 2004 through 2006, Mr. McCauley was an Analyst focused on corporate debt underwriting and merger and acquisition advisory at ABN AMRO bank. From 2006 through 2009, Mr. McCauley was an Associate with Merit Capital Partners, a private equity investment firm. From 2011 through 2013, Mr. McCauley was an Investment Analyst with Chicago Fundamental Investment Partners, a hedge fund focused on investing across the capital structure in stressed and distressed opportunities. In 2013, he joined the Adviser as a Senior Analyst. Mr. McCauley is also a Portfolio Manager of the Adviser’s Turnaround Opportunities strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.

DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Event Driven Fund *DEVDX

(the “Fund”)

SUPPLEMENT DATED JUNE 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE FUND

DATED APRIL 30, 2017

Effective May 25, 2017, Matthew Schoenfeld no longer serves as an assistant portfolio manager of the Fund and effective June 1, 2017, Thomas McCauley serves as an assistant portfolio manager of the Fund. Accordingly, the following information replaces the existing disclosure under the “Portfolio Managers” section beginning on page 42 of the Fund’s SAI:

Portfolio Managers

Description of Compensation. The portfolio managers and assistant portfolio managers are each paid a fixed salary plus a bonus. Each receives a bonus that is calculated as a percentage of advisory fees on the Funds and any other accounts managed. In addition, they receive an additional percentage of advisory fees if the performance of a Fund or other account managed exceeds a risk adjusted return formula. Ms. Cassidy, Mr. Sharon and Mr. McCauley are also eligible for a discretionary bonus which is determined as a percentage of advisory fees of the Funds or other accounts managed. Mr. Caldwell also receives a bonus based on a percentage of his salary, which has subjective and objective components. Mr. McCauley also receives a subjective bonus. If the Adviser declares a profit sharing plan contribution, the portfolio managers and assistant portfolio managers also would receive such contribution. Each is eligible to participate in an equity purchase plan available to certain key employees of the Adviser. Mr. Nelson is also a participant in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio managers and assistant portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2016, unless otherwise noted.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)

1. K.C. Nelson	Registered Investment Companies:	3	$2,600.9	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

2.Elizabeth Cassidy	Registered Investment Companies:	2	$2,344.4	0	$0
	Other Pooled Investment Vehicles:	1	$46.1	0	$0
	Other Accounts:	0	$0	0	$0

3. Michael Caldwell	Registered Investment Companies:	1	$256.5	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

4. Yoav Sharon	Registered Investment Companies:	1	$256.5	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

5.Thomas McCauley*	Registered Investment Companies:	1	$164.9	0	$0
	Other Pooled Investment Vehicles:	1	$47.0	0	$0
	Other Accounts:	0	$0	0	$0

*Information as of May 31, 2017

As shown in the table above, the Funds’ portfolio managers and assistant portfolio managers, as applicable, may manage the assets of one or more Funds. Both clients and affiliated persons of the Adviser, including the portfolio managers, may own interests in these Funds. The same or related securities may be appropriate and desirable investments for any of the Funds and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by a Fund in securities held by another Fund or that another Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Funds’ transactions occur at a point in time close to when trades in the same or related securities are affected for another Fund. This presents a conflict between the interests of a Fund and the interests of the other Funds as well as the affiliates of the Adviser who invest in the Funds.

Conflicts also may arise between the interests of a Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Funds pay advisory fees to the Adviser at a higher rate than the rate of fees paid by another Fund. In addition, the Adviser’s affiliates, including the Funds’ portfolio managers, may personally own interests in the Funds or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor one Fund over another Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both a Fund and another Fund or when making trading decisions.

The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on the Funds. These policies and procedures include requirements that transactions by a Fund in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund for compliance with the Adviser’s policies and procedures.

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by the portfolio managers and the assistant portfolio managers in the Funds as of December 31, 2016:

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Active Income Fund
K. C. Nelson	$500,001 - $1,000,000
Elizabeth Cassidy	$100,001 - $500,000

Driehaus Select Credit Fund
K. C. Nelson	$500,001 - $1,000,000
Elizabeth Cassidy	$100,001 - $500,000

Driehaus Event Driven Fund
K. C. Nelson	$500,001 - $1,000,000
Michael Caldwell	$100,001 - $500,000
Yoav Sharon	$50,001 - $100,000
Thomas McCauley	None

In addition to the amounts disclosed in the table above, Mr. Nelson participates in a deferred compensation plan in which he earns an investment return based on a hypothetical investment in various funds that he elects, which may include the Funds that he manages. The following table sets forth the dollar range of Mr. Nelson’s deferred compensation plan account as of December 31, 2016 that is earning an investment return based on a hypothetical investment in the Funds that he manages:

Dollar ($) Value of Fund Shares Earning a Return Based on a Hypothetical Investment in the Fund
Driehaus Active Income Fund
K.C. Nelson	$100,001 - $500,000

Dollar ($) Value of Fund Shares Earning a Return Based on a Hypothetical Investment in the Fund

Driehaus Select Credit Fund	$100,001 - $500,000
K.C. Nelson

Driehaus Event Driven Fund
K.C. Nelson	$100,001 - $500,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.